UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	125 High Street
		Oliver Tower, 20th Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Christopher Gelinas
Title:      Director of Compliance
Phone:	617-330-8810
Signature, Place, and date of signing:

Christopher Gelinas	Boston, MA February 6, 2012

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$31,409,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
                      TITLE                     VALUE  SHARES /  SH/  PUT/INVSTMOTHER  VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP      (x$1000PRN AMT   PRN  CALLDSCRETMANAGERSOLE    SHAREDNONE
"---------------------"--------------"----------"------"---------"----"---"-----"------"-------"-----"----
GRUPO TV              SP ADR REP ORD  40049J206   260    12366    SH       SOLE         12366    0     0
INFOSYS TECH          SP ADR          456788108  1600    31156    SH       SOLE         31156    0     0
KINROSS GOLD CORP     COM NO PAR      496902404  6523    572233   SH       SOLE         572233   0     0
POTASH CORP           COM             73755L107   523    12685    SH       SOLE         12685    0     0
SONY CORP             ADR NEW         835699307  4179    231700   SH       SOLE         231700   0     0
TAIWAN SEMI           SP ADR          874039100   533    41294    SH       SOLE         41294    0     0
SINA CORP             ORD             G81477104  17791   342137   SH       SOLE         342137   0     0